Taxation - Summary of Reconciliations of the Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income tax expenses	$ (120,052)	¥ (786,561)	¥ (649,761)	$ (416,796)	¥ (2,730,762)	¥ (3,691,672)	¥ (1,398,823)
Income tax expenses computed at the PRC statutory income tax rate of 25%		(196,640)	(162,440)		(682,691)	(922,918)	(349,706)
Effect of tax holiday		19,762	30,536		111,756	271,242
Effect of change in tax rate					13,920	213,331
Effect of different tax rate of different jurisdictions		(9,120)	1,059		(393,384)	(9,853)	(64,793)
Effect of additional deduction for qualified R&D expenses		(42,190)	(25,236)		(156,713)	(236,704)	(127,329)
Non-deductible expenses		18,814	278		234,328	2,050	1,421
Changes in valuation allowance		209,374	155,803		874,007	682,853	540,407
Income tax expenses	$ 0	0	0	$ 187	1,223	¥ 1	¥ 0
Effect of tax holiday inside the PRC on basic and dilutive loss per share		¥ 0	¥ 0		¥ 0